Intangible assets - Summary of CGU's (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CGU 1 - Financial Services [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	R$ 443,764,000	R$ 444,140
Intangible assets with indefinite useful life	14,516,000	14,497
CGU 2 - Software [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,630,501,000	5,147,296
Intangible assets with indefinite useful life	245,171,000	248,422
CGU 3 - TAG [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	0	0
Intangible assets with indefinite useful life	R$ 0	R$ 0